Investment in an Equity Investee (Details) - USD ($)	Jun. 30, 2020	Mar. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Urban Tea Management Inc.	$ 210,000	$ 210,000
Less: Share of results of Urban Tea Management Inc.	(22,245)
Total	$ 187,755